Loans and other borrowings - Summary of Facilities Provided by Banks (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of facilities provided by banks [Line Items]
Utilised facilities	$ 265	$ 110
Unutilised facilities provided by banks	1,155	1,310
Total	1,420	1,420
Committed [member]
Disclosure of facilities provided by banks [Line Items]
Utilised facilities	264	110
Unutilised facilities provided by banks	1,086	1,240
Total	1,350	1,350
Uncommitted [member]
Disclosure of facilities provided by banks [Line Items]
Utilised facilities	1
Unutilised facilities provided by banks	69	70
Total	$ 70	$ 70